Changes in accounting standards	12 Months Ended
Dec. 31, 2022
Disclosure of voluntary change in accounting policy [abstract]
Changes in accounting standards [Text Block]

4. Changes in accounting standards

(a) Accounting standards adopted during the year

There were no new standards effective January 1, 2022 that materially impacted the Company's consolidated financial statements.

(b) Accounting standards and amendments issued but not yet adopted

The following standards and interpretations, which may be applicable to the Company or the JV, have been issued but are not yet effective as of December 31, 2022:

Amendments to IAS 1

On February 12, 2021, the IASB issued Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2, Making Materiality Judgements). The amendments help companies provide useful accounting policy disclosures and include requiring companies to disclose their material accounting policies rather than their significant accounting policies; clarifying that accounting policies related to immaterial transactions, other events or conditions are themselves immaterial and as such need not be disclosed; and clarifying that not all accounting policies that relate to material transactions, other events or conditions are themselves material to a company's financial statements. The amendments are effective for annual periods beginning on or after January 1, 2023, with early adoption permitted. The Company is evaluating how the amendments to IAS 1 will impact the disclosures in its consolidated financial statements in future periods.